March 30, 2005

VIA EDGAR DIRECT TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	H-Lines Finance Holding Corp. Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of our client, H-Lines Finance Holding Corp., we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the attached Registration Statement on Form S-4.

The filing fee in the amount of $18,832.00 has been paid by wire transfer to the account of the SEC.

Please contact the undersigned at (212) 756-2427 with any questions concerning this submission.

Very truly yours,

/s/ ERIC S. PIASTA

cc:	Robert S. Zuckerman, Esq.
H-Lines Finance Holding Corp.
Vice President, General Counsel and
Secretary

André Weiss, Esq.
Schulte Roth & Zabel LLP
Partner